DEBT (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Components of Interest Expense
The interest expense components of the Company’s convertible notes are as follows:

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
2016 Notes:
Amortization of the discount on the liability component (1)	$6,463	$5,993	$3,740
Cash interest related to the contractual interest coupon (2)	3,218	3,154	2,024
Total	$9,681	$9,147	$5,764

2012 Notes:
Amortization of the discount on the liability component (1)	$—	$2,527	$6,850
Cash interest related to the contractual interest coupon (2)	—	1,378	3,919
Total	$—	$3,905	$10,769

(1)
In 2013, the amortization of the discount on the liability component of the 2016 Note is presented net of capitalized interest of $1.0 million. In 2012, the amortization of the discount on the liability component of the 2016 and 2012 Notes are presented net of capitalized interest of $1.1 million and $0.5 million, respectively.

(2)
In 2013, the cash interest related to the contractual interest coupon on the 2016 Note is presented net of capitalized interest of $0.5 million. In 2012, the cash interest related to the contractual interest coupon on the 2016 and 2012 Notes are presented net of capitalized interest of $0.6 million and $0.3 million, respectively.